Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 218	€ 537
Payroll tax and other payroll liabilities	6,599	6,334
Other payables	613	672
Other current liabilities	€ 7,430	€ 7,543